Summary of material accounting policies, estimates and judgments (Policies)	9 Months Ended
Jul. 31, 2025
Statement [Line Items]
Basis of presentation
The Condensed Financial Statements have been prepared using the same accounting policies and methods used in the preparation of our audited 2024 Annual Consolidated Financial Statements. Our material accounting policies and future changes in accounting policies and disclosures that are not yet effective for us are described in Note 2 of our audited 2024 Annual Consolidated Financial Statements.